Debt Disclosure	6 Months Ended
Feb. 28, 2017
Notes
Debt Disclosure

Note 6 - Notes Payable

On July 26, 2016, the Company entered into short term note agreement with Beaufort Capital Partners, LLC., in the amount of $50,000 with an interest rate of 10% per annum, with a due date of October 26, 2016.  It has been paid in full.

On August 30, 2016, the Company entered into a short-term note agreement with Beaufort Capital Partners, LLC.,             in the amount of $40,000 with an interest rate of 10% per annum, with a due date of December 1, 2016. It has been paid in full.